EXCHANGEABLE NOTES	12 Months Ended
Dec. 31, 2025
EXCHANGEABLE NOTES
EXCHANGEABLE NOTES

NOTE 17: -EXCHANGEABLE NOTES

In June 2025, Oddity Finance LLC (the “Issuer”), a wholly-owned subsidiary of the Company, issued $600,000 aggregate principal amount of 0% exchangeable senior notes due 2030 (the “Notes”) in a private placement (the “Offering”). The Notes will mature on June 15, 2030 (the “Maturity Date”), unless earlier exchanged, redeemed or repurchased in accordance with their terms.

The Notes are exchangeable at an initial exchange rate of 10.8655 Class A ordinary shares per $1,000 principal amount of Notes, which is equivalent to an initial exchange price of approximately $92.03 per Class A ordinary share, subject to adjustment under certain circumstances as set forth in the Indenture.

Following certain corporate events that occur prior to the Maturity Date, the Company will, in certain circumstances, increase the exchange rate for a holder of the Notes who elects to exchange their Notes in connection with any such corporate event, as the case may be.

Upon exchange, the Issuer will pay cash up to the aggregate principal amount of the Notes to be exchanged and pay or deliver, as the case may be, cash, Class A ordinary shares of the Company, or a combination of cash and Class A ordinary shares, at the Issuer’s election, in respect of the remainder, if any, of its exchange obligation in excess of the principal amount.

Exchange terms

Holders may exchange their Notes at their option at any time prior to the close of business on the business day immediately preceding March 15, 2030, if:

a.

For any calendar quarter commencing after the quarter ending September 30, 2025, the last reported sale price of the Company’s Class A ordinary shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter was greater than or equal to 130% of the exchange price on each applicable trading day.

b.

During the five-business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price per $1,000 principal amount of the Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the Class A ordinary shares and the exchange rate on each such trading day.

NOTE 17: -EXCHANGEABLE NOTES (Cont.)

c.Certain specified corporate events occur.

Additionally, if the Issuer calls any Notes for redemption, then a holder of the Notes may surrender all or any portion of its called Notes for exchange at any time prior to the close of business on the scheduled trading day immediately preceding the redemption date, even if the called Notes are not otherwise exchangeable at such time.

On or after March 15, 2030, until the close of business on the second scheduled trading day immediately preceding the Maturity Date, holders of the Notes may exchange their Notes at any time, regardless of the foregoing circumstances. During the year ended December 31, 2025, the conditions allowing holders of the Notes to exchange were not met. The Notes are therefore not exchangeable as of December 31, 2025 and are classified as long-term liability.

Holders of the Notes who exchange their Notes in connection with either (i) certain corporate events that constitute a make-whole fundamental change (as defined in the indenture governing the Notes) or (ii) a redemption of the Notes, may be entitled, under certain circumstances, to an increase in the exchange rate. Additionally, upon the occurrence of a fundamental change, holders may require the Issuer to repurchase all or a portion of their Notes at a price equal to 100% of the principal amount being repurchased, plus any accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.

On or after June 20, 2028, the Issuer may redeem for cash all or any portion of the Notes, at its option, if the last reported sale price of its Class A ordinary shares has been at least 130% of the exchange price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on and including the trading day immediately preceding the date on which the Issuer provides notice of the redemption, at a redemption price equal to 100% of the principal amount of the Notes to be redeemed, plus any accrued and unpaid special interest, if any, to, but excluding, the redemption date.

The carrying amount of the liability is represented by the face amount of the Notes, less total issuance costs, plus any amortization of issuance costs. The total issuance costs upon issuance of the Notes were $17,544 and are amortized to interest expense using the effective interest rate method over the contractual term of the Notes. Interest expense is recognized at an annual effective interest rate of 0.59% over the contractual term of the Notes.

The net carrying amount of the Notes consisted of the following:

	As of December 31,
	2025	2024
Principal	$600,000	—
Less: unamortized debt issuance costs	15,632	—
Net carrying amount	$584,368	—

The Company recognized interest expense on the Notes as follows:

	Year ended December 31,
	2025	2024	2023
Amortization of debt issuance costs	$1,912	$—	$—

NOTE 17: -EXCHANGEABLE NOTES (Cont.)

As of December 31, 2025, the estimated fair value of the Company’s Exchangeable Notes, was $521,220. The fair value was determined based on the closing quoted price of the Exchangeable Notes as of the last day of trading for the period, and is considered Level 2 measurement.

Capped Call

In connection with the pricing of the Notes and with the exercise in full of the option granted to the initial purchasers of the Notes to purchase up to an additional $75,000 aggregate principal amount of the Notes, the Issuer entered into privately negotiated capped call transactions with certain financial institutions. The capped call transactions cover, subject to anti-dilution adjustments substantially similar to those applicable to the Notes, the number of the Company’s Class A ordinary shares initially underlying the Notes.

The cap price of the capped call transactions relating to the Notes will initially be $138.92 per the Company’s Class A ordinary share, which represents a premium of 100% over the last reported sale price of the Company’s Class A ordinary shares on NASDAQ on June 9, 2025, and is subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are separate transactions and are not part of the terms of the Notes. The capped call meets the criteria for classification as equity and, as such, are not remeasured each reporting period. The Company paid an aggregate amount of $63,350, including related cost, for the Capped Call Transactions, which was recorded as a reduction to additional paid-in capital.